Income Taxes (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income before provision in lieu of income taxes	$ 728	$ 681	$ 583
Provision in lieu of income taxes at the US federal statutory rate of 35%	255	238	204
Amortization of investment tax credits - net of deferred tax effect	(3)	(3)	(4)
Amortization (under regulatory accounting) of statutory tax rate changes	(2)	(2)	(3)
Amortization of Medicare subsidy regulatory asset	14	14	14
Texas margin tax, net of federal tax benefit	16	15	14
Nondeductible losses (gains) on benefit plan investments	(2)	(3)	(2)
Other, including audit settlements		(10)	11
Total provision in lieu of income taxes	$ 278	$ 249	$ 234
Effective rate	38.20%	36.60%	40.10%
US federal statutory rate	35.00%	35.00%	35.00%